UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seacliff Capital, LLC
Address: One Market Street, Spear Tower, Suite 3770
         San Francisco, CA  94105


13F File Number: 028-13028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     A. James Ellman
Title:    President
Phone:    415-675-3252

Signature, Place, and Date of Signing:

/s/ A. James Ellman          San Francisco, CA            Date January 14, 2009
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:   $34,741,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
WR Berkley Corp                COM              084423102     1622    52308 SH          Sole                 52308
WILLIS GROUP HOLDINGS          COM              G96655108     3259   130999 SH          Sole                130999
WASHINGTON MUTUAL DEP SHS REPS COM              939322830        7    91100 SH          Sole                 91100
Wachovia Corp                  COM              929903102     3450   622690 SH          Sole                622690
UBS AG                         COM              H89231338      805    56320 SH          Sole                 56320
TRAVELERS CO INC (THE)         COM              89417E109     1404    31055 SH          Sole                 31055
Textainer Group Holdings Ltd   COM              G8766E109      171    16158 SH          Sole                 16158
TD AMERITRADE HOLDINGS CORPORA COM              87236Y108     2785   195427 SH          Sole                195427
STATE STREET CORP              COM              857477103      853    21676 SH          Sole                 21676
SL Green Realty Corp           COM              78440X101      486    18750 SH          Sole                 18750
SINGAPORE EXCHANGE             COM              Y79946102     1408   397000 SH          Sole                397000
REINSURANCE GROUP OF AMERICA   COM              759351604      981    22918 SH          Sole                 22918
Pinnacle Financial Partners In COM              72346Q104       37     1257 SH          Sole                  1257
NORTHERN TRUST CORP            COM              665859104      876    16793 SH          Sole                 16793
NATIONAL CITY CORP             COM              635405103     2651  1464700 SH          Sole               1464700
MGIC INVESTMENT CORP           COM              552848103      665   191000 SH          Sole                191000
MF GLOBAL LTD                  COM              G60642108      491   240822 SH          Sole                240822
MetLife Inc                    COM              59156R108     1813    52000 SH          Sole                 52000
Merrill Lynch & Co. Inc        COM              590188108     2499   214700 SH          Sole                214700
INVESCO LTD                    COM              G491BT108     1073    74289 SH          Sole                 74289
INTERACTIVE BROKERS GROUP INC  COM              45841N107      257    14365 SH          Sole                 14365
HSBC Holdings PLC              COM              404280406     1427    29325 SH          Sole                 29325
FRANKLIN RESOURCES INC         COM              354613101      972    15247 SH          Sole                 15247
FEDERATED INVESTORS INC        COM              314211103      313    18450 SH          Sole                 18450
CNINSURE INC                   COM              18976M103      819    93132 SH          Sole                 93132
BGC Partners Inc               COM              05541T101      564   204405 SH          Sole                204405
BANK OF NEW YORK MELLON CORP   COM             '064058100     1687    59536 SH          Sole                 59536
AON CORPORATION                COM             '037389103      685    15000 SH          Sole                 15000
Allianz SE                     COM             '018805101      697    64370 SH          Sole                 64370
ALLIANCEBERNSTEIN              COM              01881G106      239    11493 SH          Sole                 11493
ACE Ltd                        COM              H0023R105      746    14090 SH          Sole                 14090
